Commitments and Contingencies (Details) MMBTU / yr in Millions, MMBTU in Millions, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) MMBTU / yr bcf / d MMBTU item
Commitments and Contingencies [Line Items]
Energy Units Secured Through Long-Term Supply Contracts | MMBTU	1,993.9
Loss Contingency, Pending Claims, Number | item	0
SPLNG [Member] | Terminal Use Agreement [Member]
Commitments and Contingencies [Line Items]
Regasification Capacity | bcf / d	2.0
SPAs Commitments, Trains 1 and 2 [Member]
Commitments and Contingencies [Line Items]
Contract Volumes | MMBTU / yr	401.5
SPAs Commitments, Trains 3 Through 5 [Member]
Commitments and Contingencies [Line Items]
Contract Volumes | MMBTU / yr	628.5
Bechtel EPC Contracts [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty	$ 30.0
Bechtel EPC Contract, Trains 3 And 4 [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	3,900.0
Bechtel EPC Contract, Train 5 [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	$ 3,000.0
Natural Gas Supply Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	1 year
Natural Gas Supply Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	6 years
Transportation Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	10 years
Transportation Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	20 years
Storage Service Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	3 years
Storage Service Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	10 years